EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated March 29, 2018, for the Class A, Class C, Institutional Class, Investor Class, Class R3, Class R6 and Trust Class of Neuberger Berman Socially Responsive Fund, a series of Neuberger Berman Equity Funds, which was filed with the Securities and Exchange Commission on March 29, 2018 (Accession No. 0000898432-18-000399).